Shared Based Compensation (Fair Value Assumptions) (Details)	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 02, 2010	Jun. 26, 2010	Sep. 14, 2009
Share Based Compensation [Abstract]
Expected life (years)	3 years 6 months	3 years 3 months	3 years 3 months
Expected volatility	41.20%	53.00%	44.90%
Risk-free interest rate	1.69%	1.49%	0.96%
Dividend yield